Dividends Paid (Details) - Schedule of dividend paid - ZAR (R) R / shares in Units, R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Dividend paid by the Company to owner of the Company	R (272,235)	R (52,502)
Dividend paid by subsidiaries to NCI	(145,859)	(39,506)
Total dividend paid	R (418,094)	R (92,008)
Interim Dividend [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Dividend per share (in Rand per share)	R 104,385	R 24,545
Dividend	R 104,385	R 24,545
Final Dividend [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Dividend per share (in Rand per share)	R 8.26	R 27,957
Dividend	R 167,850	R 27,957
Total Dividend [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Dividend	R 272,235	R 52,502
Cartrack Holdings Proprietary Limited [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Subsidiary per share (in Rand per share)	R 0.54	R 0.12
Subsidiary	R 51,536	R 11,307
Cartrack Holdings Proprietary Limited [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Subsidiary per share (in Rand per share)	R 0.87	R 0.2
Subsidiary	R 83,030	R 19,087
Cartrack Limitada [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Subsidiary per share (in Rand per share)	R 5.68	R 4.9
Subsidiary	R 9,090	R 7,852
Found Proprietary Limited [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Subsidiary per share (in Rand per share)	R 20,000
Subsidiary	R 1,020
Cartrack Polska.Sp.zo.o [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Subsidiary per share (in Rand per share)	R 119,019.27
Subsidiary	R 1,183
Cartrack Tanzania Limited [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Subsidiary per share (in Rand per share)		R 3,168
Subsidiary		R 1,260
Total Subsidiary [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Subsidiary	R 145,859	R 39,506